INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Gross Unrealized Gains on Equity Securities

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥45,893	¥57,919

Other-Than-Temporary Loss on Debt and Equity Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥217	¥341	¥1,260

Summary of Investments in Debt and Equity Securities

Investments in debt and equity securities at March 31, 2011 and 2012, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2011				2012
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥271,874	¥327,684	¥57,151	¥1,341	¥266,070	¥333,840	¥68,057	¥287
Investment trusts	3,454	3,590	225	89	3,690	3,704	145	131

Total equity securities	275,328	331,274	57,376	1,430	269,760	337,544	68,202	418

Corporate bonds	5,122	4,395	37	764	12,735	11,941	0	794
Hybrid financial instruments	11,976	11,976	—	—	—	—	—	—
Government bonds and public bonds	2,789	2,423	19	385	1,501	1,203	—	298
Other debt securities	563	554	32	41	—	—	—	—

Total debt securities	20,450	19,348	88	1,190	14,236	13,144	0	1,092

Total available-for-sale securities	295,778	350,622	57,464	2,620	283,996	350,688	68,202	1,510

Held-to-maturity securities:
Corporate bonds	51,901	52,035	208	74	54,317	54,325	123	115
Government bonds and public bonds	18,264	18,189	6	81	13,949	13,949	13	13
Others	300	300	0	—	1,000	1,000	0	—

Total held-to-maturity securities	70,465	70,524	214	155	69,266	69,274	136	128

Total	¥366,243	¥421,146	¥57,678	¥2,775	¥353,262	¥419,962	¥68,338	¥1,638

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At March 31, 2012, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2012
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥3,275	¥3,027	¥41,736	¥41,678
Due after 1 year to 5 years	9,247	8,409	27,530	27,596
Due after 5 years	1,714	1,708	—	—
Equity securities	269,760	337,544	—	—

	¥283,996	¥350,688	¥69,266	¥69,274

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥11,375	¥8,500	¥16,705
Gross realized gains	746	608	1,196
Gross realized losses	875	445	1,162

Available-for-sale Securities Classified by Length of Unrealized Loss Position

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

	March 31, 2012
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥2,135	¥287	¥1	¥0	¥2,136	¥287
Investment trusts	2,796	131	—	—	2,796	131
Corporate bonds	8,235	32	3,055	762	11,290	794
Government bonds and public bonds	376	1	827	297	1,203	298
Other debt securities	—	—	—	—	—	—

Total	¥13,542	¥451	¥3,883	¥1,059	¥17,425	¥1,510

Summary of Carrying Amounts of Other Investments

Carrying amounts of these investments at March 31, 2011 and 2012, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2011	2012
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥201,879	¥160,796
Non-marketable equity securities	15,376	15,393
Long-term loans	147	77

Total	¥217,402	¥176,266